OMB Number: 3235-0675

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

RCG LV Debt IV Non-REIT Asset Holdings, LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

    X     Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2018 to December 31, 2018

Date of Report (Date of filing): February 14, 2019

Commission File Number of securitizer: 025-00642

Central Index Key Number of securitizer: 0001542346

Dean C. Ravosa, (212) 356-9249

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2), RCG LV Debt IV Non-REIT Asset Holdings, LLC has indicated by check mark that there is no activity for the annual period.

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

RCG LV Debt IV Non-REIT Asset Holdings, LLC, as securitizer, is filing this Form ABS-15G to provide notice that its obligation to file under Rule 15Ga-1(c)(2) has terminated pursuant to Rule 15Ga-1(c)(3). The securitizer was one of several mortgage loan sellers in an issuance of commercial mortgage-backed securities (the "Securitization Transaction"). To the best of the securitizer’s knowledge, the securitizer no longer has a repurchase obligation with respect to the four mortgage loans sold by it to the Securitization Transaction, because all four mortgage loans sold by the securitizer were paid in full in accordance with their terms. To the best of the securitizer’s knowledge, the last date on which a payment was made on a loan sold by the securitizer was in December 2015 which payment would have been made to the Securitization Transaction as the owner of the mortgage loan. Based on the related pooling and servicing agreement, the trustee would have been required to distribute any such payment to the holders of the related asset-backed securities on the related distribution date occurring in January 2016. Aside from the Securitization Transaction, the securitizer is not otherwise the securitizer with respect to any other asset-backed securities outstanding that are held by non-affiliates of the securitizer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

RCG LV DEBT IV NON-REIT ASSETS HOLDINGS, LLC
By: RCG Longview Debt Fund IV, L.P., its sole member
By: RCG Longview Debt Fund IV Partners, LLC, its general partner

Date: December 31, 2018	By:	/s/ Dean C. Ravosa
Name: Dean C. Ravosa
Title: Chief Operating Officer
(senior officer in charge of securitization of the securitizer)